UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22391

Nuveen Build America Bond Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            3/31

Date of reporting period:         6/30/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen Build America Bond Fund (NBB)
	June 30, 2013

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Municipal Bonds – 121.2% (99.8% of Total Investments)
	Alabama – 0.3% (0.3% of Total Investments)
$ 2,000	Baptist Health Care Authority, Alabama, An Affiliate of UAB Health System, Taxable Bond	No Opt. Call	A3	$ 1,849,060
	Series 2013A, 5.500%, 11/15/43
	Arizona – 1.8% (1.5% of Total Investments)
4,070	Downtown Phoenix Hotel Corporation, Arizona, Revenue Bonds, Subordinate Lien Series 2005C,	No Opt. Call	A	4,134,306
	5.290%, 7/01/18 – FGIC Insured
5,000	Mesa, Arizona, Utility System Revenue Bonds, Series 2010, 6.100%, 7/01/34	7/20 at 100.00	Aa2	5,654,150
9,070	Total Arizona			9,788,456
	California – 24.2% (19.9% of Total Investments)
1,520	Alameda Corridor Transportation Authority, California, User Fee Revenue Bonds, Subordinate	No Opt. Call	BBB+	421,481
	Lien Series 2004B, 0.000%, 10/01/31 – AMBAC Insured
150	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Build	No Opt. Call	AA	177,225
	America Federally Taxable Bond Series 2009F-2, 6.263%, 4/01/49
75	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge,	No Opt. Call	A+	90,813
	Subordinate Lien, Build America Federally Taxable Bond Series 2010S-1, 6.793%, 4/01/30
500	California Infrastructure and Economic Development Bank, Revenue Bonds, University of	No Opt. Call	Aa2	544,805
	California San Francisco Neurosciences Building, Build America Taxable Bond Series 2010B,
	6.486%, 5/15/49
3,005	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Build	No Opt. Call	A2	3,889,462
	America Taxable Bond Series 2009G-2, 8.361%, 10/01/34
4,050	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Build	3/20 at 100.00	A2	4,300,736
	America Taxable Bond Series 2010A-2, 8.000%, 3/01/35
7,000	California State University, Systemwide Revenue Bonds, Build America Taxable Bond Series	No Opt. Call	Aa2	7,393,960
	2010B, 6.484%, 11/01/41
4,500	California State, General Obligation Bonds, Various Purpose Build America Taxable Bond Series	3/20 at 100.00	A1	5,368,725
	2010, 7.950%, 3/01/36
10,000	California State, General Obligation Bonds, Various Purpose, Build America Taxable Bond Series	No Opt. Call	A1	13,544,100
	2010, 7.600%, 11/01/40
15,000	Los Angeles Community College District, California, General Obligation Bonds, Build America	No Opt. Call	Aa1	18,952,500
	Taxable Bonds, Series 2010, 6.600%, 8/01/42
10,000	Los Angeles Community College District, Los Angeles County, California, General Obligation	No Opt. Call	Aa1	12,635,000
	Bonds, Series 2010, 6.600%, 8/01/42 (UB) (4)
	Los Angeles County Public Works Financing Authority, California, Lease Revenue Bonds, Multiple
	Capital Projects I, Build America Taxable Bond Series 2010B:
5,500	7.488%, 8/01/33	No Opt. Call	AA–	6,658,850
17,500	7.618%, 8/01/40	No Opt. Call	AA–	21,512,221
9,385	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International	No Opt. Call	AA–	11,424,924
	Airport, Build America Taxable Bonds, Series 2009C, 6.582%, 5/15/39
1,685	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Federally	No Opt. Call	AA–	2,143,286
	Taxable – Direct Payment – Build America Bonds, Series 2010D, 6.574%, 7/01/45
2,000	Los Angeles Department of Water and Power, California, Water System Revenue Bonds, Tender	No Opt. Call	AA	4,721,000
	Option Bond Trust T0003, 30.250%, 7/01/42 (IF) (4)
3,000	Oakland Redevelopment Agency, California, Subordinated Housing Set Aside Revenue Bonds,	No Opt. Call	A	3,248,790
	Federally Taxable Series 2011A-T, 7.500%, 9/01/19
2,355	San Bernardino Community College District, California, General Obligation Bonds, Election of	No Opt. Call	Aa2	2,774,214
	2008, Build America Taxable Bond Series 2009C, 7.630%, 8/01/44
1,365	San Francisco City and County Public Utilities Commission, California, Water Revenue Bonds,	No Opt. Call	AA–	1,571,402
	Build America Taxable Bonds, Series 2010B, 6.000%, 11/01/40
3,000	San Francisco City and County Public Utilities Commission, California, Water Revenue Bonds,	No Opt. Call	AA–	3,818,970
	Build America Taxable Bonds, Series 2010G, 6.950%, 11/01/50
4,000	San Francisco City and County, California, Certificates of Participation, 525 Golden Gate	No Opt. Call	AA–	5,246,400
	Avenue, San Francisco Public Utilities Commission Office Project, Tender Option Bond Trust
	B001, 29.277%, 11/01/30 (IF)
	Stanton Redevelopment Agency, California, Consolidated Project Tax Allocation Bonds,
	Series 2011A:
275	6.500%, 12/01/17	No Opt. Call	A–	285,692
295	6.750%, 12/01/18	No Opt. Call	A–	306,821
2,505	University of California, General Revenue Bonds, Limited Project, Build America Taxable Bond	No Opt. Call	Aa2	2,808,656
	Series 2010F, 5.946%, 5/15/45
108,665	Total California			133,840,033
	Colorado – 1.1% (0.9% of Total Investments)
3,100	Denver School District 1, Colorado, General Obligation Bonds, Build America Taxable Bonds,	No Opt. Call	AA+	3,388,610
	Series 2009C, 5.664%, 12/01/33
2,000	Mesa State College, Colorado, Auxiliary Facilities Enterprise Revenue Bonds, Build America	No Opt. Call	Aa2	2,445,600
	Taxable Bond Series 2010B, 6.746%, 5/15/42
5,100	Total Colorado			5,834,210
	Connecticut – 1.0% (0.8% of Total Investments)
4,500	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue	4/20 at 100.00	N/R	5,537,160
	Bonds, Harbor Point Project, Federally Taxable – Issuer Subsidy – Recovery Zone Economic
	Development Bond Series 2010B, 12.500%, 4/01/39
	Florida – 1.0% (0.8% of Total Investments)
5,000	Florida State Board of Education, Public Education Capital Outlay Bonds, Build America Taxable	6/19 at 100.00	AAA	5,590,050
	Bonds, Series 2010G, 5.750%, 6/01/35
	Georgia – 4.9% (4.0% of Total Investments)
4,500	Liberty County Industrial Authority, Georgia, Revenue Bonds, Series 2011C, 1.000%, 7/01/18	No Opt. Call	N/R	2,096,865
9,000	Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project J Bonds, Taxable Build	No Opt. Call	A+	9,952,110
	America Bonds Series 2010A, 6.637%, 4/01/57
15,000	Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project P Bonds, Refunding	No Opt. Call	A–	15,165,300
	Taxable Build America Bonds Series 2010A, 7.055%, 4/01/57
28,500	Total Georgia			27,214,275
	Illinois – 14.8% (12.2% of Total Investments)
3,800	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Federally Taxable Build	No Opt. Call	AA	4,145,686
	America Bonds, Series 2010B, 6.200%, 12/01/40
10,750	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Third Lien,	1/20 at 100.00	A2	11,893,693
	Build America Taxable Bond Series 2010B, 6.845%, 1/01/38
12,090	Chicago, Illinois, Wastewater Transmission Revenue Bonds, Build America Taxable Bond Series	No Opt. Call	AA	14,556,360
	2010B, 6.900%, 1/01/40
10,070	Chicago, Illinois, Water Revenue Bonds, Taxable Second Lien Series 2010B, 6.742%, 11/01/40	No Opt. Call	AA	12,519,125
16,240	Cook County, Illinois, General Obligation Bonds, Build America Taxable Bonds, Series 2010D,	No Opt. Call	AA	16,683,352
	6.229%, 11/15/34
500	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Refunding Series	10/13 at 100.00	Baa3	494,065
	2006A, 6.100%, 4/01/15
14,000	Illinois State, General Obligation Bonds, Taxable Build America Bonds, Series 2010-3,	No Opt. Call	A–	14,899,220
	6.725%, 4/01/35
4,660	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Build America Taxable Bonds,	No Opt. Call	AA–	5,533,051
	Senior Lien Series 2009A, 6.184%, 1/01/34
1,000	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Build America Taxable Bonds,	No Opt. Call	AA–	1,156,560
	Senior Lien Series 2009B, 5.851%, 12/01/34
73,110	Total Illinois			81,881,112
	Indiana – 1.0% (0.8% of Total Investments)
5,000	Indiana University, Consolidated Revenue Bonds, Build America Taxable Bonds, Series 2010B,	6/20 at 100.00	Aaa	5,549,350
	5.636%, 6/01/35
	Kentucky – 1.7% (1.4% of Total Investments)
5,000	Kentucky Municipal Power Agency, Power Supply System Revenue Bonds, Prairie State Project,	9/20 at 100.00	AA–	6,808,000
	Tender Option Bond Trust B002, 28.288%, 9/01/37 – AGC Insured (IF)
1,950	Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage	No Opt. Call	AA	2,402,283
	System Revenue Bonds, Build America Taxable Bonds Series 2010A, 6.250%, 5/15/43
6,950	Total Kentucky			9,210,283
	Louisiana – 4.0% (3.3% of Total Investments)
20,350	East Baton Rouge Sewerage Commission, Louisiana, Revenue Bonds, Build America Taxable Bonds,	2/20 at 100.00	AA	22,095,013
	Series 2010B, 6.087%, 2/01/45 (UB) (4)
	Massachusetts – 0.7% (0.6% of Total Investments)
2,000	Massachusetts, Transportation Fund Revenue Bonds, Accelerated Bridge Program, Tender Option	No Opt. Call	AAA	3,865,900
	Bond Trust T0004, 25.570%, 6/01/40 (IF) (4)
	Michigan – 5.0% (4.1% of Total Investments)
13,165	Detroit City School District, Wayne County, Michigan, General Obligation Bonds, Build America	No Opt. Call	Aa2	14,875,792
	Taxable Bond Series 2009B, 7.747%, 5/01/39
3,440	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	No Opt. Call	B2	2,939,927
	Taxable Turbo Series 2006A, 7.309%, 6/01/34
8,620	Wayne County Building Authority, Michigan, General Obligation Bonds, Jail Facilities,	12/20 at 100.00	BBB+	9,935,067
	Federally Taxable Recovery Zone Economic Development Series 2010, 10.000%, 12/01/40
25,225	Total Michigan			27,750,786
	Missouri – 0.3% (0.2% of Total Investments)
1,290	Curators of the University of Missouri, System Facilities Revenue Bonds, Build America Taxable	No Opt. Call	AA+	1,475,309
	Bonds, Series 2009A, 5.960%, 11/01/39
	Nevada – 5.2% (4.3% of Total Investments)
8,810	Clark County, Nevada, Airport Revenue Bonds, Senior Lien Series 2009B, 6.881%, 7/01/42	7/19 at 100.00	Aa2	9,856,892
1,800	Clark County, Nevada, Airport System Revenue, Taxable Direct Payment Build America Bonds,	No Opt. Call	Aa2	2,357,298
	Senior Series 2010C, 6.820%, 7/01/45
8,800	Las Vegas Valley Water District, Nevada, Limited Tax General Obligation Bonds, Build America	No Opt. Call	AA+	9,754,184
	Taxable Bonds, Series 2009C, 7.013%, 6/01/39
1,315	Las Vegas, Nevada, Certificates of Participation, City Hall Project, Build America Federally	9/19 at 100.00	AA–	1,509,988
	Taxable Bonds, Series 2009B, 7.800%, 9/01/39
4,000	North Las Vegas, Nevada, General Obligation Water and Wastewater Improvement Bonds, Build	No Opt. Call	A	4,247,880
	America Taxable Bonds, Series 2010A, 6.572%, 6/01/40
1,070	Reno, Nevada, 1999 Special Assessment District 2 Local Improvement Bonds, ReTRAC Project,	No Opt. Call	BBB	1,097,157
	Taxable Series 2006, 6.890%, 6/01/16
25,795	Total Nevada			28,823,399
	New Jersey – 3.7% (3.0% of Total Investments)
3,100	New Jersey Turnpike Authority, Revenue Bonds, Build America Taxable Bonds, Series 2009F,	No Opt. Call	A+	4,158,123
	7.414%, 1/01/40
12,535	New Jersey Turnpike Authority, Revenue Bonds, Build America Taxable Bonds, Series 2010A,	No Opt. Call	A+	16,260,026
	7.102%, 1/01/41
15,635	Total New Jersey			20,418,149
	New York – 12.3% (10.1% of Total Investments)
25,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Build	No Opt. Call	AAA	27,970,750
	America Taxable Bonds, Series 2010D, 5.600%, 3/15/40 (UB) (4)
5,000	Long Island Power Authority, New York, Electric System Revenue Bonds, Build America Taxable	No Opt. Call	A	5,148,300
	Bond Series 2010B, 5.850%, 5/01/41
1,505	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Build America	No Opt. Call	AA	2,051,405
	Taxable Bonds, Series 2010C, 7.336%, 11/15/39
4,980	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Build America	No Opt. Call	A	5,369,785
	Taxable Bonds, Series 2009A-1, 5.871%, 11/15/39
2,595	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	No Opt. Call	AA+	3,062,360
	Bonds, Second Generation Resolution, Build America Taxable Bonds, Series 2010DD,
	5.952%, 6/15/42
2,025	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	No Opt. Call	AA+	2,389,703
	Bonds, Second Generation Resolution, Build America Taxable Bonds, Series 2010DD,
	5.952%, 6/15/42 (UB)
1,595	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	No Opt. Call	AA+	2,885,594
	Bonds, Second Generation Resolution, Taxable Tender Option Bonds Trust T30001-2,
	26.688%, 6/15/44 (IF)
6,240	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Build	No Opt. Call	AA–	7,878,562
	America Taxable Bond Fiscal 2011 Series 2010S-1B, 6.828%, 7/15/40
10,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Build	No Opt. Call	AAA	10,974,200
	America Taxable Bonds, Series 2010G-1, 5.467%, 5/01/40
58,940	Total New York			67,730,659
	Ohio – 6.5% (5.4% of Total Investments)
	American Municipal Power Inc., Ohio, Combined Hydroelectric Projects Revenue Bonds, Federally
	Taxable Build America Bonds, Series 2010B:
10,060	7.834%, 2/15/41	No Opt. Call	A	12,992,591
5,000	8.084%, 2/15/50	No Opt. Call	A	6,421,350
15,000	Northeast Ohio Regional Sewer District, Wastewater Improvement Revenue Bonds, Build America	11/20 at 100.00	AA+	16,748,400
	Taxable Bonds, Series 2010, 6.038%, 11/15/40
30,060	Total Ohio			36,162,341
	Oregon – 3.0% (2.5% of Total Investments)
4,000	Oregon Department of Administrative Services, Certificates of Participation, Federally Taxable	5/20 at 100.00	AA	6,288,400
	Build America Bonds, Tender Option Bond Trust TN-011, 26.564%, 5/01/35 (IF) (4)
9,365	Warm Springs Reservation Confederated Tribes, Oregon, Tribal Economic Development Bonds,	No Opt. Call	A3	10,525,698
	Hydroelectric Revenue Bonds, Pelton Round Butte Project, Refunding Series 2009A,
	8.250%, 11/01/19
13,365	Total Oregon			16,814,098
	Pennsylvania – 1.2% (1.0% of Total Investments)
2,550	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Build America	No Opt. Call	AA	2,889,099
	Taxable Bonds, Series 2009D, 6.218%, 6/01/39
2,000	Pennsylvania State, General Obligation Bonds, Build America Taxable Bonds, Third Series 2010B,	7/20 at 100.00	AA+	2,279,860
	5.850%, 7/15/30
1,400	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Build America Taxable Bonds, Series	No Opt. Call	A+	1,613,668
	2009A, 6.105%, 12/01/39
5,950	Total Pennsylvania			6,782,627
	South Carolina – 5.1% (4.2% of Total Investments)
15,000	South Carolina Public Service Authority, Electric System Revenue Bonds, Santee Cooper,	No Opt. Call	AA–	17,468,850
	Federally Taxable Build America Series 2010C, 6.454%, 1/01/50
205	South Carolina Public Service Authority, Electric System Revenue Bonds, Santee Cooper,	No Opt. Call	AA–	373,705
	Federally Taxable Build America Tender Option Bond Trust T30002, 29.870%, 1/01/50 (IF)
8,985	South Carolina Public Service Authority, Electric System Revenue Bonds, Santee Cooper,	No Opt. Call	AA–	10,463,841
	Federally Taxable Build America Series 2010C, 6.454%, 1/01/50 (UB)
24,190	Total South Carolina			28,306,396
	South Dakota – 0.3% (0.3% of Total Investments)
2,000	South Dakota Educational Enhancement Funding Corporation, Tobacco Settlement Revenue Bonds,	No Opt. Call	A	1,916,360
	Series 2013A, 3.539%, 6/01/22
	Tennessee – 3.3% (2.8% of Total Investments)
1,040	Metropolitan Government Nashville & Davidson County Convention Center Authority, Tennessee,	No Opt. Call	Aa2	1,214,054
	Tourism Tax Revenue Bonds, Build America Taxable Bonds, Subordinate Lien Series 2010B,
	6.731%, 7/01/43
15,000	Metropolitan Government Nashville & Davidson County Convention Center Authority, Tennessee,	No Opt. Call	A1	17,278,650
	Tourism Tax Revenue Bonds, Build America Taxable Bonds, Series 2010A-2, 7.431%, 7/01/43
16,040	Total Tennessee			18,492,704
	Texas – 10.1% (8.3% of Total Investments)
9,940	Dallas Convention Center Hotel Development Corporation, Texas, Hotel Revenue Bonds, Build	No Opt. Call	A+	11,804,446
	America Taxable Bonds, Series 09B, 7.088%, 1/01/42
10,000	North Texas Tollway Authority, System Revenue Bonds, Subordinate Lien Taxable Revenue Bonds,	2/20 at 100.00	Baa3	11,617,400
	Federally Taxable Build America Bonds, Series 2010-B2, 8.910%, 2/01/30
15,000	North Texas Tollway Authority, System Revenue Bonds, Taxable Build America Bond Series 2009B,	No Opt. Call	A2	18,414,900
	6.718%, 1/01/49
5,000	San Antonio, Texas, General Obligation Bonds, Build America Taxable Bonds, Series 2010B,	8/20 at 100.00	AAA	5,563,250
	6.038%, 8/01/40
7,015	Texas State, General Obligation Bonds, Transportation Commission, Build America Taxable Bonds,	No Opt. Call	Aaa	8,125,475
	Series 2009A, 5.517%, 4/01/39
46,955	Total Texas			55,525,471
	Utah – 0.8% (0.6% of Total Investments)
4,000	Central Utah Water Conservancy District, Utah, Revenue Bonds, Federally Taxable Build America	4/20 at 100.00	AA+	4,290,000
	Bonds, Series 2010A, 5.700%, 10/01/40
	Vermont – 1.1% (0.9% of Total Investments)
5,000	University of Vermont and State Agricultural College, Revenue Bonds, Build America Bonds	No Opt. Call	Aa3	5,826,300
	Series 2010, 6.428%, 10/01/44
	Virginia – 3.2% (2.6% of Total Investments)
4,300	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Series	No Opt. Call	BBB+	5,022,572
	2009D, 7.462%, 10/01/46 – AGC Insured
10,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles	No Opt. Call	BBB	11,210,400
	Metrorail Capital Improvement Project, Build America Taxable Bonds, Series 2010D,
	8.000%, 10/01/47
1,660	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds,	12/13 at 100.00	B2	1,223,553
	Refunding Senior Lien Series 2007A1, 6.706%, 6/01/46
15,960	Total Virginia			17,456,525
	Washington – 3.6% (3.0% of Total Investments)
5,185	Grays Harbor County Public Utility District 1, Washington, Electric System Revenue Bonds,	No Opt. Call	A1	5,842,717
	Taxable Build America Bonds – Direct Payment, Series 2010A, 6.707%, 7/01/40
5,000	Mason County Public Utility District 3, Washington, Electric Revenue Bonds, Build America	6/20 at 100.00	Aa3	5,152,450
	Taxable Bonds, Series 2010B, 6.347%, 12/01/40
2,505	Okanogan County Public Utility District 1, Washington, Electric System Revenue Bonds, Build	No Opt. Call	A1	2,744,578
	America Taxable Bonds – Direct Payment, Series 2010B, 6.046%, 12/01/40
4,000	Seattle, Washington, Municipal Light and Power Revenue Bonds, Federally Taxable Build America	No Opt. Call	AA	6,192,200
	Bonds, Tender Option Bond Trust T0001, 24.844%, 2/01/40 (IF) (4)
16,690	Total Washington			19,931,945
$ 577,340	Total Municipal Bonds (cost $620,906,957)			669,957,971

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value
	Short-Term Investments – 0.2% (0.2% of Total Investments)
$ 1,232	Repurchase Agreement with State Street Bank, dated 6/28/13, repurchase price $1,232,172,	0.010%	7/01/13	$ 1,232,171
	collateralized by $1,280,000 U.S. Treasury Notes, 0.625%, due 5/31/17, value $1,259,612
	Total Short-Term Investments (cost $1,232,171)			1,232,171
	Total Investments (cost $622,139,128) – 121.4%			671,190,142
	Borrowings – (16.1)% (5), (6)			(89,000,000)
	Floating Rate Obligations – (9.6)%			(53,090,000)
	Other Assets Less Liabilities – 4.3% (7)			23,567,559
	Net Assets – 100%			$ 552,667,701

Investments in Derivatives as of June 30, 2013
Swaps outstanding:
		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (8)	Date	(Depreciation) (7)
Barclays Bank PLC	$ 60,500,000	Receive	1-Month USD-LIBOR	1.450%	Monthly	10/01/14	10/01/18	$ 1,171,638
JPMorgan	19,200,000	Receive	1-Month USD-LIBOR	1.193	Monthly	3/21/11	3/21/14	(139,876)
Morgan Stanley	19,200,000	Receive	1-Month USD-LIBOR	2.064	Monthly	3/21/11	3/21/16	(768,003)
Morgan Stanley	60,500,000	Receive	1-Month USD-LIBOR	1.764	Monthly	10/01/14	12/01/19	1,617,664
Morgan Stanley	135,000,000	Receive	3-Month USD-LIBOR	3.035	Semi-Annually	2/21/14	2/21/41	12,446,791
	$294,400,000							$14,328,214

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$669,957,971	$ —	$669,957,971
Short-Term Investments:
Repurchase Agreements	—	1,232,171	—	1,232,171
Derivatives:
Swaps*	—	14,328,214	—	14,328,214
Total	$ —	$685,518,356	$ —	$685,518,356
* Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of June 30, 2013, the cost of investments (excluding investments in derivatives) was $569,544,072.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of June 30, 2013, were as follows:

Gross unrealized:
Appreciation	$57,400,871
Depreciation	(8,846,448)
Net unrealized appreciation (depreciation) of investments	$48,554,423

(1)	All percentages shown in the Portfolio of Investments are based on net assets unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group ("Standard & Poor’s"), Moody’s Investors Service,
Inc. ("Moody’s") or Fitch, Inc. ("Fitch") rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives and/or inverse floating rate transactions.
(5)	Borrowings as a percentage of Total Investments is 13.3%.
(6)	The Fund segregates 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings.
(7)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.
(8)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each swap contract.
N/R	Not rated.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
USD-LIBOR	United States Dollar-London Inter-Bank Offered Rate.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Build America Bond Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         August 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         August 29, 2013

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         August 29, 2013